Risk Management Policy - Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments (Detail)	Dec. 31, 2019	Dec. 31, 2018
Fixed Interest Rate [Member] | Interest Rate Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Fixed interest rate	94.00%	93.00%